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            AIM MID CAP CORE EQUITY FUND - CLASS A, B, C AND R SHARES

                       Supplement dated September 16, 2005
                    to the Prospectus dated April 29, 2005 as
            supplemented May 12, 2005, May 13, 2005 and July 1, 2005

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The sixth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus is hereby deleted in its entirety.

The following information replaces in its entirety the third paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

"To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."


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                          INSTITUTIONAL CLASS SHARES OF
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND


                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 12, 2005 and July 1, 2005

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES-AIM MID CAP CORE EQUITY FUND (MID CAP CORE EQUITY)" on page 2 of the prospectus:

"In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents."

The fourth paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES-ALL FUNDS OTHER THAN ASSET ALLOCATION FUNDS" on page 3 of the prospectus is hereby deleted in its entirety.

The following information replaces in its entirety the first paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS-MID CAP CORE EQUITY" on page 7 of the prospectus:

"To the extent Mid Cap Core Equity holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."


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